Annual Fund Operating Expenses - AST BlackRock 60 40 Target Allocation ETF Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.52%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.16%
= Total Annual Portfolio Operating Expenses	1.02%
-Fee Waiver and/or Expense Reimbursement	(0.27%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	[1]

[1]	The Manager has contractually agreed to waive a portion of its investment management fee equal to the acquired fund fees and expenses due to investments in underlying exchange-traded funds managed by the subadviser or an affiliate of the subadviser. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.